UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C. 20549

                                   FORM N-PX

    ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT
                                     COMPANY

 INVESTMENT COMPANY ACT FILE NUMBER:     811-22668

 NAME OF REGISTRANT:                     ETF Series Solutions



 ADDRESS OF PRINCIPAL EXECUTIVE OFFICES: 615 East Michigan Street
                                         Milwaukee, WI 53202

 NAME AND ADDRESS OF AGENT FOR SERVICE:  Kristina R. Nelson
                                         ETF Series Solutions
                                         615 East Michigan Street
                                         Milwaukee, WI 53202

 REGISTRANT'S TELEPHONE NUMBER:          414-516-1645

 DATE OF FISCAL YEAR END:                03/31

 DATE OF REPORTING PERIOD:               07/01/2022 to 06/30/2023


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

AlphaMark Actively Managed Small Cap ETF
--------------------------------------------------------------------------------------------------------------------------
 ORBITAL ENERGY GROUP, INC.                                                                  Agenda Number:  935671049
--------------------------------------------------------------------------------------------------------------------------
        Security:  68559A109
    Meeting Type:  Annual
    Meeting Date:  21-Jul-2022
          Ticker:  OEG
            ISIN:  US68559A1097
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.1    Election of Director: William J. Clough                   Mgmt          For                            For

1.2    Election of Director: James F. O'Neil III                 Mgmt          For                            For

1.3    Election of Director: C. Stephen Cochennet                Mgmt          For                            For

1.4    Election of Director: Corey A. Lambrecht                  Mgmt          For                            For

1.5    Election of Director: Sarah Tucker                        Mgmt          For                            For

1.6    Election of Director: Paul T. Addison                     Mgmt          For                            For

1.7    Election of Director: Jerry Sue Thornton                  Mgmt          For                            For

1.8    Election of Director: LaForrest V. Williams               Mgmt          For                            For

2.     Ratification of the Appointment of Grant                  Mgmt          For                            For
       Thornton LLP as the Company's Independent
       Registered Public Accounting Firm for the
       Year Ending December 31, 2022.

3.     Advisory Approval of the Company's                        Mgmt          For                            For
       Executive Compensation (Say-on-Pay).

4.     To approve an amendment to paragraph 11.27                Mgmt          For                            For
       of the Orbital Energy Group 2020 Incentive
       Award Plan by increasing the number of
       shares for issuance by 5,000,000 shares.

5.     To approve the conversion of the Company's                Mgmt          For                            For
       domicile state from Colorado to Texas which
       conversion shall include changing the
       corporate name from Orbital Energy Group,
       Inc. to Orbital Infrastructure Group, Inc.



* Management position unknown

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SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         ETF Series Solutions
By (Signature)       /s/ Kristina Nelson
Name                 Kristina Nelson
Title                President
Date                 8/30/2023